DEBT - Narrative (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2020 USD ($) vessel
Debt Instrument [Line Items]
Repayments of debt	$ 103,307,000
Net deferred charges	7,300,000
Current portion of long-term debt	85,062,000	$ 87,831,000
Vessels and equipment, net	2,964,677,000	$ 2,267,686,000
$50 million revolving credit facility
Debt Instrument [Line Items]
Repayments of debt	50,000,000
$304.0 million loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	304,000,000.0
Ordinary debt
Debt Instrument [Line Items]
Repayments of debt	42,700,000
Golden Shea and Golden Saguenay
Debt Instrument [Line Items]
Repayments of debt	10,600,000
Floating Rate Debt
Debt Instrument [Line Items]
Repayments of debt	$ 103,300,000
Number of vessels serving as security | vessel	83	67
Floating Rate Debt | Collateral Pledged
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,964,700,000	$ 2,267,700,000